Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	13,000,000	20,000,000
Common stock, shares outstanding	13,000,000	20,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0